GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF IMPAIRMENT OF GOODWILL

Goodwill
December 31, 2019	$8,045,263
Goodwill recognized in connection with acquisition on August 17, 2020	716,462
December 31, 2020	8,761,725
Goodwill recognized in connection with Kush acquisition on May 1, 2021	$988,767
September 30, 2021	$9,750,492

After accounting for the goodwill impairment, the excess fair value over carrying value of the EBS & USBA reporting unit and the CCS reporting unit was $677,772 and $0, respectively.

Goodwill
December 31, 2018	$1,705,548
Goodwill recognized in connection with acquisition on April 1, 2019	1,217,790
Goodwill recognized in connection with acquisition on May 1, 2019	1,269,731
Goodwill recognized in connection with acquisition on September 1, 2019	4,949,329
Impairment of goodwill	(593,790)
December 31, 2019	$8,548,608
Goodwill recognized in connection with acquisition on August 17, 2020	$716,462
December 31, 2020	$9,265,070

SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of September 30, 2021:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.7	$1,566,375	$(505,351)	$1,061,024
Internally developed software	4.9	326,739	(4,834)	321,905
Customer relationships	8.0	4,379,290	(945,683)	3,433,607
Purchased software	0.8	562,327	(406,125)	156,202
Non-competition agreements	2.8	2,821,010	(1,246,153)	1,574,857
		$9,655,741	$(3,108,146)	$6,547,595

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Purchased software	1.6	562,327	(265,543)	296,784
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$8,013,387	$(2,030,953)	$5,982,434

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$7,451,060	$(1,765,410)	$5,685,650

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS

The following reflects the expected amortization expense of acquired intangible assets as of September 30, 2021, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2021	$392,285
2022	1,489,347
2023	1,366,199
2024	961,713
2025	627,954
Thereafter	1,710,097
Total	$6,547,595

The amortization expense of acquired intangible assets for each of the following five years are expected to be as follows:

Years ending December 31,	Amortization Expense
2021	$1,127,374
2022	1,124,024
2023	1,108,221
2024	735,672
2025	371,973
Thereafter	1,218,366
Total	$5,685,650